Benefits Expected to be Paid (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014
Domestic Pension Plans Of Foreign Entity Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
2015	¥ 1,900
2016	1,716
2017	1,827
2018	1,897
2019	1,891
2020-2024	12,339
Total	21,570
Overseas Pension Plans Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
2015	1,492
2016	1,379
2017	1,386
2018	1,394
2019	1,430
2020-2024	8,360
Total	¥ 15,441